Subsequent Events (Details) - BFLY Operations Inc - USD ($) $ in Millions				12 Months Ended
	Feb. 12, 2021	Feb. 11, 2021	Jan. 23, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Vesting period (in years)				4 years
Gross proceeds from business combination	$ 589
Restricted stock units
Subsequent Event [Line Items]
Granted (in shares)				1,825,000
Restricted stock units | Non-employees
Subsequent Event [Line Items]
Granted (in shares)				1,000,000
Subsequent Event [Member] | Longview Acquisition Corp
Subsequent Event [Line Items]
Gross proceeds from business combination	$ 589
Subsequent Event [Member] | Options
Subsequent Event [Line Items]
Acceleration of awards			1,500,000
Vesting period (in years)			4 years
Subsequent Event [Member] | Options | Non-employees | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Equity compensation, awards to purchase Common Stock			1,500,000
Subsequent Event [Member] | Restricted stock units | Employees
Subsequent Event [Line Items]
Vesting period (in years)		4 years	4 years
Granted (in shares)		400,000
Subsequent Event [Member] | Restricted stock units | Non-employees | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Equity compensation, awards to purchase Common Stock			1,000,000